Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000152510
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	I Shares
Trading Symbol	KCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) (TR) returned +5.07% for the year ended October 31, 2025. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to spread tightening over the year.

The Knights of Columbus Limited Duration Fund I Shares Class Fund returned +5.18% for the year ended October 31, 2025, outperforming the benchmark. The primary drivers of the portfolio outperformance for the year were its underweight of Treasuries, as risk products rallied over the year; exposure to short duration ABS and MBS which are not represented in the Index; and security selection in the Industrial and Financial sectors. Our security selection in the Utility sector was a slight headwind for the Fund’s performance over the prior year.

The U.S. economy proved stronger than expected, especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Limited Duration Fund, I Shares	5.18%	1.97%	2.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*	5.07%	1.84%	1.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 236,106,681
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 617,577
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,106,681	231	$617,577	60%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.4%
Consumer Discretionary	1.0%
Communication Services	1.2%
Consumer Staples	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.6%
Materials	4.0%
Mortgage-Backed Securities	4.3%
Energy	4.3%
Industrials	4.8%
Utilities	5.0%
Information Technology	5.0%
Real Estate	5.1%
Financials	12.9%
U.S. Treasury Obligations	22.3%
Asset-Backed Securities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	11/30/28	7.6%
U.S. Treasury Notes	3.875%	06/15/28	5.2%
U.S. Treasury Notes	3.875%	12/31/27	5.2%
U.S. Treasury Notes	3.875%	03/31/27	3.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.9%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	0.9%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	0.9%
Store Capital	4.500%	03/15/28	0.8%
U.S. Treasury Notes	4.625%	11/15/26	0.7%
Siemens Funding BV	4.350%	05/26/28	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158706
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	Class S Shares
Trading Symbol	KCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) (TR) returned +5.07% for the year ended October 31, 2025. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to spread tightening over the year.

The Knights of Columbus Limited Duration Fund Class S Shares Fund returned +4.97% for the year ended October 31, 2025, outperforming the benchmark. The primary drivers of the portfolio outperformance for the year were its underweight of Treasuries, as risk products rallied over the year; exposure to short duration ABS and MBS which are not represented in the Index; and security selection in the Industrial and Financial sectors. Our security selection in the Utility sector was a slight headwind for the Fund’s performance over the prior year.

The U.S. economy proved stronger than expected, especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Limited Duration Fund, Class S Shares	4.97%	1.84%	1.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)Footnote Reference*	5.07%	1.84%	1.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 236,106,681
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 617,577
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,106,681	231	$617,577	60%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.4%
Consumer Discretionary	1.0%
Communication Services	1.2%
Consumer Staples	2.5%
U.S. Government Agency Mortgage-Backed Obligations	2.6%
Materials	4.0%
Mortgage-Backed Securities	4.3%
Energy	4.3%
Industrials	4.8%
Utilities	5.0%
Information Technology	5.0%
Real Estate	5.1%
Financials	12.9%
U.S. Treasury Obligations	22.3%
Asset-Backed Securities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	11/30/28	7.6%
U.S. Treasury Notes	3.875%	06/15/28	5.2%
U.S. Treasury Notes	3.875%	12/31/27	5.2%
U.S. Treasury Notes	3.875%	03/31/27	3.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.9%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	0.9%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	0.9%
Store Capital	4.500%	03/15/28	0.8%
U.S. Treasury Notes	4.625%	11/15/26	0.7%
Siemens Funding BV	4.350%	05/26/28	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152509
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	I Shares
Trading Symbol	KCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg US Aggregate Bond Index (USD) (TR) returned +6.16% for the year ended October 31, 2025. All sectors except ABS outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. The best sector in the Index was MBS, probably because the Federal Reserve continued to not reinvest mortgage proceeds received from its vast portfolio. Corporate credit performed well as spreads tightened over the course of the year.

The Knights of Columbus Core Bond I Shares Class Fund returned +6.27% for the year, slightly outperforming the benchmark. The primary drivers of portfolio outperformance for the year ended October 31, 2025, were being overweight spread product as Treasuries underperformed most asset classes, being overweight MBS and security selection across the portfolio’s sectors.

Our conservative outlook on risk asset performance constrained the Fund’s performance over the prior year. The U.S. economy proved stronger than expected especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment

.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Core Bond Fund, I Shares	6.27%	-0.31%	1.96%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 337,500,381
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 903,524
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$337,500,381	314	$903,524	36%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.7%
Communication Services	0.8%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Materials	2.2%
Energy	2.6%
Industrials	2.6%
Utilities	2.7%
Real Estate	2.9%
Municipal Bonds	3.7%
Mortgage-Backed Securities	9.7%
Financials	9.9%
Asset-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	22.1%
U.S. Treasury Obligations	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.0%
U.S. Treasury Notes	2.750%	05/31/29	3.7%
U.S. Treasury Bonds	1.250%	05/15/50	2.2%
U.S. Treasury Bonds	3.000%	05/15/45	2.1%
U.S. Treasury Notes	3.875%	09/30/29	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.6%
U.S. Treasury Bonds	2.875%	05/15/52	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158704
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	Class S Shares
Trading Symbol	KCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg US Aggregate Bond Index (USD) (TR) returned +6.16% for the year ended October 31, 2025. All sectors except ABS outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. The best sector in the Index was MBS, probably because the Federal Reserve continued to not reinvest mortgage proceeds received from its vast portfolio. Corporate credit performed well as spreads tightened over the course of the year.

The Knights of Columbus Core Bond Class S Shares Fund returned +6.05% for the year, slightly outperforming the benchmark. The primary drivers of portfolio outperformance for the year ended October 31, 2025, were being overweight spread product as Treasuries underperformed most asset classes, being overweight MBS and security selection across the portfolio’s sectors.

Our conservative outlook on risk asset performance constrained the Fund’s performance over the prior year. The U.S. economy proved stronger than expected especially given the uncertainty surrounding tariff policy and the government’s growing fiscal deficit. Corporate credit spreads are near historic lows and investment grade bond supply is expected to be robust as technology companies fund their artificial intelligence infrastructure. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment

.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Core Bond Fund, Class S Shares	6.05%	-0.43%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 337,500,381
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 903,524
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$337,500,381	314	$903,524	36%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.7%
Communication Services	0.8%
Consumer Staples	0.8%
Consumer Discretionary	0.8%
Materials	2.2%
Energy	2.6%
Industrials	2.6%
Utilities	2.7%
Real Estate	2.9%
Municipal Bonds	3.7%
Mortgage-Backed Securities	9.7%
Financials	9.9%
Asset-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	22.1%
U.S. Treasury Obligations	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.0%
U.S. Treasury Notes	2.750%	05/31/29	3.7%
U.S. Treasury Bonds	1.250%	05/15/50	2.2%
U.S. Treasury Bonds	3.000%	05/15/45	2.1%
U.S. Treasury Notes	3.875%	09/30/29	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.6%
U.S. Treasury Bonds	2.875%	05/15/52	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.1%
U.S. Treasury Notes	4.125%	11/15/32	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214840
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Long/Short Equity Fund
Class Name	I Shares
Trading Symbol	KCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$199	1.93%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.47%.

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.93% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The benchmark HFRX Equity Market Neutral Index (USD) (TR) rose +6.12% from October 31st, 2024, through October 31st, 2025, and the widely used S&P 500 Index (USD) (TR) benchmark returned +21.45%. The Knights of Columbus Long/Short Equity Fund rose +6.38% net over the same period. This performance was achieved despite our gross remaining consistently under 120% and our ex-post realized beta being just 0.20.

2025 was characterized by an intense period of irrational exuberance that began in April (here, we are ignoring the longer-term march to high valuations and multiples witnessed over the last 2+ years in large growth and speculative growth stocks). The performance of the ARKK ETF which we have always viewed as a reflection of the market’s sentiment towards loss-making story-stocks was up 93.90% from October 31st, 2024, through October 31st, 2025, nearly triple the performance of large growth and more than 4x the performance of the S&P 500.

While speculative frenzies are hard on active and concentrated market neutral products, they also provide periods of significant pent up return potential. As a reminder the ARKK ETF lost -67.0% in 2022 while the market was down -18.1%. As a reminder Intermediate Term Corporates fell -9.66% and even Limited Duration Bonds fell -3.81%. Today, we continue to believe our style of Long/Short represents the last line of portfolio diversification if levered long alternatives, like privates, finally get revalued lower or if bonds suffer another setback due to pent up inflation.

The Fund did well despite the persistence of these headwinds. Here is why:

Long Portfolio: Our longs performed admirably, contributing 19% to the Fund’s return. We made our money in mispriced blue-chip stocks that offered a significant margin of safety.

Short Portfolio: Our performance on the short side can be ascribed to the details mentioned above. Of the -13.8% drag, nearly half came from just 4 positions in PLTR, FSLR, AMD and ARKK. We continue to believe that these overvalued story stocks, and those like them, are tail winds in the making for the strategy.

Your managers continue to have a significant part of their liquid net worth invested in strategies managed by L2. Your fund managers have well over $1ml invested in KCEIX, specifically, and believe the importance of having some exposure to Market Neutral has never been more important than today. We look forward to the years ahead and thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Long/Short Equity Fund, I Shares	6.38%	10.13%	5.81%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	15.63%
HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)Footnote Reference*	6.12%	3.99%	2.10%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 179,011,194
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,942,213
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$179,011,194	96	$1,942,213	110%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	-17.0%
Industrials	-1.9%
Materials	0.3%
Utilities	0.4%
Consumer Staples	1.1%
Energy	2.9%
Communication Services	4.3%
Consumer Discretionary	6.1%
Information Technology	7.2%
Health Care	11.3%
Financials	13.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Berkshire Hathaway, Cl B	2.8%
Cardinal Health	2.3%
Hologic	2.1%
Flex	2.1%
Zoom Video Communications, Cl A	2.1%
Cisco Systems	2.0%
Gilead Sciences	2.0%
Royalty Pharma PLC, Cl A	2.0%
Fox	2.0%
Jabil	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152512
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	I Shares
Trading Symbol	KCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 1000 Value Index to the Bloomberg 1000 Value Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 1000 Value Index for November and December, and the Bloomberg 1000 Value Catholic Values Index for the rest of the year.

The Bloomberg 1000 Value Catholic Values Index rose +11.29% for the year ended October 31, 2025, while the Bloomberg US 1000 Value Index rose +9.99%. After a sharp selloff and bottom in early April, the indices steadily climbed higher for much of the year. The Information Technology and Financials sectors led the way while Materials and Staples were the biggest laggards.

The Fund Class I Shares  returned +12.00% during this time frame. The Utilities sector helped performance due to strong selection. NRG Energy, Inc. (0.9% Average Weight, +71.7% Total Return.) rose +71.7%. With increasing power demand from data centers as a tailwind, the company reported strong Q1 earnings and announced a large acquisition of power plants that will double their generation capacity and be accretive to EPS. Entergy Corp. (2.0%, +27.7%) also performed well as the national data center buildout keeps demand strong for their power.

The Information Technology sector detracted from value due to allocation and selection. Motorola Solutions, Inc. (0.9%, -8.2%) sold off in September and October. Their guidance update in the Q3 earnings release was underwhelming along with tariff impacts likely continuing into 2026. Seagate Technology Holdings (0.0%, +12.3%) was not owned in the fund for much of the year. Shares rose +161.1% over increasing demand for digital storage space due to AI model training and content production, thus dragging on relative performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued companies with bright futures or catalysts for growth. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Value Fund, I Shares	12.00%	16.14%	10.89%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	9.99%	15.60%	10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	11.29%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 293,868,908
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,572,292
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$293,868,908	76	$1,572,292	53%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	3.2%
Real Estate	4.7%
Consumer Discretionary	5.7%
Communication Services	5.8%
Health Care	6.6%
Utilities	6.9%
Industrials	7.4%
Consumer Staples	8.3%
Information Technology	12.0%
Energy	12.1%
Financials	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of America	4.3%
Exxon Mobil	3.7%
Citigroup	2.7%
AT&T	2.3%
Goldman Sachs Group	2.3%
Micron Technology	2.3%
JPMorgan Chase	2.3%
General Motors	2.1%
International Business Machines	2.0%
Entergy	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158710
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	Class S
Trading Symbol	KCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 1000 Value Index to the Bloomberg 1000 Value Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 1000 Value Index for November and December, and the Bloomberg 1000 Value Catholic Values Index for the rest of the year.

The Bloomberg 1000 Value Catholic Values Index rose +11.29% for the year ended October 31, 2025, while the Bloomberg US 1000 Value Index rose +9.99%. After a sharp selloff and bottom in early April, the indices steadily climbed higher for much of the year. The Information Technology and Financials sectors led the way while Materials and Staples were the biggest laggards.

The Fund Class S Shares returned +11.84% during this time frame. The Utilities sector helped performance due to strong selection. NRG Energy, Inc. (0.9% Average Weight, +71.7% Total Return.) rose +71.7%. With increasing power demand from data centers as a tailwind, the company reported strong Q1 earnings and announced a large acquisition of power plants that will double their generation capacity and be accretive to EPS. Entergy Corp. (2.0%, +27.7%) also performed well as the national data center buildout keeps demand strong for their power.

The Information Technology sector detracted from value due to allocation and selection. Motorola Solutions, Inc. (0.9%, -8.2%) sold off in September and October. Their guidance update in the Q3 earnings release was underwhelming along with tariff impacts likely continuing into 2026. Seagate Technology Holdings (0.0%, +12.3%) was not owned in the fund for much of the year. Shares rose +161.1% over increasing demand for digital storage space due to AI model training and content production, thus dragging on relative performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued companies with bright futures or catalysts for growth. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Value Fund, Class S Shares	11.84%	16.02%	10.79%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Value Index (USD) (TR)Footnote Reference*	9.99%	15.60%	10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	11.29%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 293,868,908
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,572,292
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$293,868,908	76	$1,572,292	53%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	3.2%
Real Estate	4.7%
Consumer Discretionary	5.7%
Communication Services	5.8%
Health Care	6.6%
Utilities	6.9%
Industrials	7.4%
Consumer Staples	8.3%
Information Technology	12.0%
Energy	12.1%
Financials	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bank of America	4.3%
Exxon Mobil	3.7%
Citigroup	2.7%
AT&T	2.3%
Goldman Sachs Group	2.3%
Micron Technology	2.3%
JPMorgan Chase	2.3%
General Motors	2.1%
International Business Machines	2.0%
Entergy	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152511
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	I Shares
Trading Symbol	KCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 1000 Growth Index to Bloomberg 1000 Growth Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 1000 Growth Index from October 2024 to December 2024 and the Bloomberg 1000 Growth Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 began with heightened volatility, especially post-election, but US equity markets started to gain traction off the April market lows and momentum accelerated into the end of the fiscal year. Tariff headlines and high valuations proved to be not as bad as originally feared, especially with enthusiasm for Artificial Intelligence encouraging the bulls. The Bloomberg 1000 Growth Index gained +25.91% while the Bloomberg 1000 Growth Catholic Values Index gained +28.19% in fiscal year 2025. Within the benchmark, Communication Services and Information Technology led for the fiscal year, while Energy and Materials lagged.

The Fund Class I Shares was up +27.79% for the period. The Health Care sector was the largest area of outperformance due to strong stock selection and allocation. Insulet Corp (0.7% Average Weight, +36.1% Total Return) and Boston Scientific Corp (1.0%, +19.7%) were the biggest contributors to relative performance. Industrials also generated outperformance, led by ATI Inc. (0.3%, +82.7%) and data center exposed companies such as EMECOR (0.6%, +51.3%) and Caterpillar (1.2%, +55.9%). The Consumer Staples sector was the biggest detractor to relative performance. PepsiCo, Inc. (0.6%, -19.3%) was the largest relative detractor, followed by Primo Brands Corp (0.1%, -24.2%). In Consumer Discretionary, D.R. Horton, Inc. (0.2%, -22.8%) and Deckers Outdoor Corp (0.4%, -34.6%) also held back relative returns.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in higher-growth companies across economic sectors while participating in the AI and datacenter build out. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Growth Fund, I Shares	27.79%	14.96%	14.15%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	25.91%	17.21%	16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	28.19%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 284,733,867
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,478,681
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,733,867	77	$1,478,681	43%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Utilities	0.9%
Materials	1.2%
Real Estate	1.8%
Health Care	3.4%
Consumer Staples	4.4%
Consumer Discretionary	6.0%
Industrials	8.9%
Financials	12.1%
Communication Services	12.4%
Information Technology	47.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.3%
Microsoft	9.7%
Apple	9.6%
Broadcom	4.5%
Alphabet, Cl A	4.2%
Alphabet, Cl C	3.6%
Meta Platforms, Cl A	3.3%
Tesla	3.1%
Visa, Cl A	1.9%
JPMorgan Chase	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158708
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	Class S
Trading Symbol	KCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 1000 Growth Index to Bloomberg 1000 Growth Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 1000 Growth Index from October 2024 to December 2024 and the Bloomberg 1000 Growth Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 began with heightened volatility, especially post-election, but US equity markets started to gain traction off the April market lows and momentum accelerated into the end of the fiscal year. Tariff headlines and high valuations proved to be not as bad as originally feared, especially with enthusiasm for Artificial Intelligence encouraging the bulls. The Bloomberg 1000 Growth Index gained +25.91% while the Bloomberg 1000 Growth Catholic Values Index gained +28.19% in fiscal year 2025. Within the benchmark, Communication Services and Information Technology led for the fiscal year, while Energy and Materials lagged.

The Fund Class S Shares was up +27.66% for the period. The Health Care sector was the largest area of outperformance due to strong stock selection and allocation. Insulet Corp (0.7% Average Weight, +36.1% Total Return) and Boston Scientific Corp (1.0%, +19.7%) were the biggest contributors to relative performance. Industrials also generated outperformance, led by ATI Inc. (0.3%, +82.7%) and data center exposed companies such as EMECOR (0.6%, +51.3%) and Caterpillar (1.2%, +55.9%). The Consumer Staples sector was the biggest detractor to relative performance. PepsiCo, Inc. (0.6%, -19.3%) was the largest relative detractor, followed by Primo Brands Corp (0.1%, -24.2%). In Consumer Discretionary, D.R. Horton, Inc. (0.2%, -22.8%) and Deckers Outdoor Corp (0.4%, -34.6%) also held back relative returns.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in higher-growth companies across economic sectors while participating in the AI and datacenter build out. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Large Cap Growth Fund, Class S Shares	27.66%	14.84%	14.06%
Bloomberg US 1000 Index (USD) (TR)Footnote Reference*	21.38%	16.95%	14.37%
Bloomberg US 1000 Growth Index (USD) (TR)Footnote Reference*	25.91%	17.21%	16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	28.19%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 284,733,867
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,478,681
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,733,867	77	$1,478,681	43%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Utilities	0.9%
Materials	1.2%
Real Estate	1.8%
Health Care	3.4%
Consumer Staples	4.4%
Consumer Discretionary	6.0%
Industrials	8.9%
Financials	12.1%
Communication Services	12.4%
Information Technology	47.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.3%
Microsoft	9.7%
Apple	9.6%
Broadcom	4.5%
Alphabet, Cl A	4.2%
Alphabet, Cl C	3.6%
Meta Platforms, Cl A	3.3%
Tesla	3.1%
Visa, Cl A	1.9%
JPMorgan Chase	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152513
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	I Shares
Trading Symbol	KCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 2000 Index to Bloomberg 2000 Catholic Values Index, as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 2000 Index from October 2024 to December 2024 and the Bloomberg 2000 Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 was a volatile year for small caps, but small caps started to gain traction off the April market lows and their momentum accelerated into the end of the fiscal year. Tariff headlines and concerns from Liberation Day proved to be not as bad as originally feared. The 10 year U.S. Treasury yield has been trending lower since its highs in January, and the Federal Reserve turned more accommodative – especially post the Jackson Hole speech in late August – all of which benefited small caps. The Bloomberg 2000 Index was up +12.02% and the Bloomberg 2000 Catholic Values Index was up +10.85% in fiscal year 2025. Within the small cap benchmark, Information Technology and Industrials led for the fiscal year, while Consumer Staples and Real Estate lagged.

In fiscal year 2025, the Fund Class I Shares was up +8.64%. In terms of sector performance, the Consumer Discretionary sector was the largest area of outperformance for the Fund due to selection and allocation. Boot Barn Holdings, Inc. (1.4% Average Weight, +52.3% Total Return) and Garrett Motion, Inc. (1.0%, +77.6%) were the biggest contributors to performance. The Industrials sector was the biggest detractor to relative performance. Willis Lease Finance Corp (1.1%, -28.8%) and Herc Holdings, Inc (0.6%, -37.9%) were the biggest detractors to performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, coupled with a full year of tax cuts and deregulation from Congress, should support asset prices. The Fund continues to maintain a barbell approach with a mostly neutral stance that favors quality over speculation within small cap. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Small Cap Fund, I Shares	8.64%	12.01%	7.86%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.08%
Bloomberg 2000 Index (USD) (TR)Footnote Reference*	12.02%	12.12%	9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	10.85%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 168,096,942
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,117,106
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,096,942	99	$1,117,106	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Communication Services	1.2%
Consumer Staples	2.3%
Utilities	3.6%
Materials	4.1%
Energy	5.6%
Real Estate	7.6%
Consumer Discretionary	9.9%
Information Technology	13.9%
Industrials	14.6%
Health Care	15.8%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RadNet	1.8%
IES Holdings	1.7%
Brink's	1.6%
DigitalOcean Holdings	1.6%
American Healthcare REIT	1.6%
Belden	1.6%
Piper Sandler	1.5%
Cushman & Wakefield PLC	1.5%
Valley National Bancorp	1.5%
Granite Construction	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158713
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	Class S
Trading Symbol	KCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg 2000 Index to Bloomberg 2000 Catholic Values Index, as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg 2000 Index from October 2024 to December 2024 and the Bloomberg 2000 Catholic Values Index from January 2025 and beyond.

Fiscal year 2025 was a volatile year for small caps, but small caps started to gain traction off the April market lows and their momentum accelerated into the end of the fiscal year. Tariff headlines and concerns from Liberation Day proved to be not as bad as originally feared. The 10 year U.S. Treasury yield has been trending lower since its highs in January, and the Federal Reserve turned more accommodative – especially post the Jackson Hole speech in late August – all of which benefited small caps. The Bloomberg 2000 Index was up +12.02% and the Bloomberg 2000 Catholic Values Index was up +10.85% in fiscal year 2025. Within the small cap benchmark, Information Technology and Industrials led for the fiscal year, while Consumer Staples and Real Estate lagged.

In fiscal year 2025, the Fund Class S Shares was up +8.59%. In terms of sector performance, the Consumer Discretionary sector was the largest area of outperformance for the Fund due to selection and allocation. Boot Barn Holdings, Inc. (1.4% Average Weight, +52.3% Total Return) and Garrett Motion, Inc. (1.0%, +77.6%) were the biggest contributors to performance. The Industrials sector was the biggest detractor to relative performance. Willis Lease Finance Corp (1.1%, -28.8%) and Herc Holdings, Inc (0.6%, -37.9%) were the biggest detractors to performance.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, coupled with a full year of tax cuts and deregulation from Congress, should support asset prices. The Fund continues to maintain a barbell approach with a mostly neutral stance that favors quality over speculation within small cap. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus Small Cap Fund, Class S Shares	8.59%	11.91%	7.77%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.08%
Bloomberg 2000 Index (USD) (TR)Footnote Reference*	12.02%	12.12%	9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	10.85%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 168,096,942
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,117,106
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,096,942	99	$1,117,106	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Communication Services	1.2%
Consumer Staples	2.3%
Utilities	3.6%
Materials	4.1%
Energy	5.6%
Real Estate	7.6%
Consumer Discretionary	9.9%
Information Technology	13.9%
Industrials	14.6%
Health Care	15.8%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RadNet	1.8%
IES Holdings	1.7%
Brink's	1.6%
DigitalOcean Holdings	1.6%
American Healthcare REIT	1.6%
Belden	1.6%
Piper Sandler	1.5%
Cushman & Wakefield PLC	1.5%
Valley National Bancorp	1.5%
Granite Construction	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214842
Shareholder Report [Line Items]
Fund Name	Knights of Columbus U.S. All Cap Index Fund
Class Name	I Shares
Trading Symbol	KCXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The broad U.S. stock market, as defined by the Bloomberg 3000 Catholic Values Total Return Index, rose +23.02% from October 31, 2024, through October 31, 2025.

Reflecting this environment, the Knights of Columbus Index Fund rose +22.35% as the portfolio continues to execute on its objective to maintain securities’ weightings in accordance with the index. The benchmark was changed to the Bloomberg 3000 Catholic Values Index in December of 2024 which means the Fund was not seeking to mirror the benchmark for the full period which explains the 80 basis point drag. Prior to the change, the Fund was benchmarked vs. the Knights of Columbus U.S. All Cap Index.

The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market that is consistent with USCCB guidelines, closely tracked its target index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus U.S. All Cap Index Fund, I Shares	22.35%	17.58%	15.47%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	14.79%
Bloomberg 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†Footnote Reference‡	23.02%	-%	-%
Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)Footnote Reference*	23.10%	17.90%	15.85%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 289,107,313
Holdings Count | Holding	2,736
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$289,107,313	2,736	$-	13%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Warrants	0.0%
Rights	0.0%
Total Return Swaps	0.1%
Materials	2.2%
Real Estate	2.3%
Utilities	2.6%
Energy	3.2%
Health Care	3.7%
Consumer Staples	4.3%
Consumer Discretionary	7.5%
Industrials	8.7%
Communication Services	10.6%
Financials	13.9%
Information Technology	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.1%
Apple	6.7%
Microsoft	6.5%
Broadcom	2.9%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.2%
Tesla	2.2%
JPMorgan Chase	1.5%
Berkshire Hathaway, Cl B	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 31, 2024, Knights of Columbus U.S. All Cap Index Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the Solactive Knights of Columbus U.S. All Cap Index to Bloomberg 3000 Catholic Values Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2025.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214836
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Real Estate Fund
Class Name	I Shares
Trading Symbol	KCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$97	1.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from the Bloomberg US 3000 REIT Index to the Bloomberg US REIT 3000 Catholic Values Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg US 3000 REIT Index for November and December and against the Bloomberg US REIT 3000 Catholic Values Index for the rest of the year.

The Bloomberg US REIT 3000 Catholic Values Index fell -2.17% for the year ended October 31, 2025, while the Bloomberg US 3000 REIT Index fell -2.61%. The indices fell in December and were primarily flat for the rest of the year (except for the April selloff/recovery). Health Care REITs and Diversified REITs led the way higher with Mortgage REITs and Timber REITs bringing up the rear.

The Fund I Shares returned -5.52% during this timeframe. Selection was negative for the fund particularly within Multi-Family REITs. The multi-family space continues to struggle with working off the large increase in supply that happened during COVID. Further, falling immigration in the U.S. seems to be lowering demand for multi-family rentals. Veris Residential, Inc. (0.7% Average Weight, -16.1% Total Return) fell -16.1%. Q3 same store expense growth came in higher than expected. Independence Realty Trust, Inc. (1.4%, -8.2%) finished lower.

Allocation was positive for the fund. Real Estate Services was a strong area as the commercial real estate market continues to thaw. Health Care REITs was the best performing group by a wide margin, led by senior housing REITs. The companies continue to recover from their COVID lows while simultaneously the baby boomer generation continues to retire into a market where demand for health care facilities outstrips the supply available.

We anticipate a similar trading environment as we look ahead to 2026. An increasingly accommodative Federal Reserve, the continued buildout of the Artificial Intelligence ecosystem, and a full year of tax cuts and deregulation from Congress should support asset prices. Interest rates will also impact REIT returns and seem broadly expected to drift lower, although the timeframe is certainly debated. The Fund continues to maintain a balanced, risk-managed approach to portfolio construction, targeting opportunities in undervalued REITs and/or those with superior growth potential. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Real Estate Fund, I Shares	-5.52%	5.73%	3.11%
Bloomberg US 3000 Index (USD) (TR)Footnote Reference*	20.95%	16.70%	15.76%
Bloomberg US 3000 REIT Index (TR) (USD)Footnote Reference*	-2.61%	7.16%	3.12%
Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)Footnote Reference*Footnote Reference†	-2.17%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 145,370,342
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,184,804
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$145,370,342	48	$1,184,804	70%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate Mgmnt/Servic	0.4%
Multi-Family Residential	0.5%
REITS-Shopping Centers	0.6%
Real Estate Services	0.9%
Single-Family Residential	1.1%
Office	1.7%
REITS-Manufactured Homes	1.8%
Hotel & Resort	1.9%
REITS-Warehouse/Industr	2.0%
REITS-Health Care	2.1%
REITS-Office Property	2.4%
Other Specialized	2.4%
REITS-Storage	3.1%
Self-Storage	3.4%
Retail	4.5%
REITS-Regional Malls	5.1%
REITS-Single Tenant	5.4%
Data Center	6.9%
Telecom Tower	7.9%
REITS-Apartments	9.4%
Industrial	11.3%
Health Care	11.9%
REITS-Diversified	12.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Welltower	10.9%
Prologis	10.0%
Equinix	6.9%
American Tower	6.6%
Simon Property Group	5.1%
Realty Income,	4.8%
Digital Realty Trust	4.2%
Public Storage	3.4%
Crown Castle	3.0%
Iron Mountain	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152514
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	I Shares
Trading Symbol	KCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg World ex-US Large-Mid Total Return Index to Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg World ex-US Large-Mid Total Return Index from October 2024 to December 2024 and the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index from January 2025 and beyond.

Global equity returns for the fiscal year rose +24.94% for the second year in a row, producing a very strong two-year period. The only real wrinkle was during April, when the US administration introduced a new tariff regime. One of the major themes of the year was anything AI-related. This affected both countries, where South Korea took the top spot, driven by chip stocks including SK Hynix and Samsung Electronics, and sectors, where Information Technology was the best, returning +43%.

Economic growth was good enough to keep itself largely out of the headlines. While country-level GDP estimates were cut around the time of the tariff announcements, they recovered to reasonable levels, and ones that look set to repeat in 2026. With many central banks now in easing mode, this provides another tailwind for markets.

Latin America was the strongest region, buoyed by a +41% return in Mexico. Pacific ex-Japan was the weakest region due to Australia, which is over half the region’s weight, and is heavily weighted towards Financials with very little technology.

The Fund Class I Shares appreciated +21.92%. Consumer Staples added the most to performance. Our top holdings were food producers, including Chinese meat company WH Group Ltd. (1.0% Average Weight, +42.9% Total Return) and French conglomerate Danone S.A. (1.5%, +27.6%). The sector that detracted the most from performance was Energy. TotalEnergies SE (0.1%, -8.6%) and Enbridge Inc. (0.2%, -3.5%) were the largest contributors. The average weights are small because they were not held for the entire fiscal period.

While valuations in the US remain near record levels, they are much more attractive internationally, providing a key tailwind. There are certainly individual companies that have soared on AI headlines, but they are a much lower percentage of the benchmark than in the US. This should lead to lower benchmark volatility. Generally lower interest rates and decent economic expectations round out the list of positives for equity returns in the year ahead.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus International Equity Fund, I Shares	21.92%	10.47%	8.33%
Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	24.94%	11.34%	8.22%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†	26.02%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 246,740,795
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,966,883
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,740,795	85	$1,966,883	50%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.7%
Australia	2.9%
Switzerland	3.8%
Spain	4.4%
Netherlands	4.6%
Taiwan	5.5%
Germany	5.6%
South Korea	6.2%
United Kingdom	7.1%
France	7.9%
Canada	8.6%
Japan	11.5%
China	11.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	2.7%
Samsung Electronics	2.5%
ASML Holding	2.2%
Royal Bank of Canada	2.2%
Shell PLC	2.1%
Alibaba Group Holding	2.0%
Mitsubishi UFJ Financial Group	1.8%
CaixaBank	1.6%
Barclays	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158714
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	Class S
Trading Symbol	KCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed its performance benchmark, from Bloomberg World ex-US Large-Mid Total Return Index to Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index as of December 31, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Bloomberg World ex-US Large-Mid Total Return Index from October 2024 to December 2024 and the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index from January 2025 and beyond.

Global equity returns for the fiscal year rose +24.94% for the second year in a row, producing a very strong two-year period. The only real wrinkle was during April, when the US administration introduced a new tariff regime. One of the major themes of the year was anything AI-related. This affected both countries, where South Korea took the top spot, driven by chip stocks including SK Hynix and Samsung Electronics, and sectors, where Information Technology was the best, returning +43%.

Economic growth was good enough to keep itself largely out of the headlines. While country-level GDP estimates were cut around the time of the tariff announcements, they recovered to reasonable levels, and ones that look set to repeat in 2026. With many central banks now in easing mode, this provides another tailwind for markets.

Latin America was the strongest region, buoyed by a +41% return in Mexico. Pacific ex-Japan was the weakest region due to Australia, which is over half the region’s weight, and is heavily weighted towards Financials with very little technology.

The Fund Class S Shares appreciated +21.72%. Consumer Staples added the most to performance. Our top holdings were food producers, including Chinese meat company WH Group Ltd. (1.0% Average Weight, +42.9% Total Return) and French conglomerate Danone S.A. (1.5%, +27.6%). The sector that detracted the most from performance was Energy. TotalEnergies SE (0.1%, -8.6%) and Enbridge Inc. (0.2%, -3.5%) were the largest contributors. The average weights are small because they were not held for the entire fiscal period.

While valuations in the US remain near record levels, they are much more attractive internationally, providing a key tailwind. There are certainly individual companies that have soared on AI headlines, but they are a much lower percentage of the benchmark than in the US. This should lead to lower benchmark volatility. Generally lower interest rates and decent economic expectations round out the list of positives for equity returns in the year ahead.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Knights of Columbus International Equity Fund, Class S Shares	21.72%	10.35%	8.22%
Bloomberg World ex-US Large-Mid Index (TR) (USD)Footnote Reference*	24.94%	11.34%	8.22%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)Footnote Reference*Footnote Reference†	26.02%	-%	-%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 246,740,795
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 1,966,883
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,740,795	85	$1,966,883	50%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.7%
Australia	2.9%
Switzerland	3.8%
Spain	4.4%
Netherlands	4.6%
Taiwan	5.5%
Germany	5.6%
South Korea	6.2%
United Kingdom	7.1%
France	7.9%
Canada	8.6%
Japan	11.5%
China	11.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	2.7%
Samsung Electronics	2.5%
ASML Holding	2.2%
Royal Bank of Canada	2.2%
Shell PLC	2.1%
Alibaba Group Holding	2.0%
Mitsubishi UFJ Financial Group	1.8%
CaixaBank	1.6%
Barclays	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

[1]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.47%.